Schedule of revenue from external customers and expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenues
Revenue from external customers	$ 27,410	$ 41,531	$ 58,377
Intersegment revenue
Total Revenue	27,410	41,531	58,377
Cost of goods sold	(17,894)	(31,020)	(46,698)
Gross profit (loss)	9,516	10,511	11,679
Operating expenses	(32,154)	(49,587)	(16,097)
Income (loss) from operating activities	(22,638)	(39,076)	(4,418)
Interest income	353	607	321
Interest expense	(3,762)	(3,263)	(285)
Fair value change of derivatives	(70)	(1,340)	(137)
Fair value change of warrant liabilities	1,111	3,575
Fair value change of CVR liabilities	713	7,195
Fair value change of other liabilities due to non-controlling interests holders	(38)
Other income (expense)	(814)	351	5,013
Net income (loss) before income taxes	(25,145)	(35,336)	(631)
Fair value change of warrant liabilities		3,575
Loss on investments		(3,385)	(1,125)
Other income (expense)		351	5,013
Operating segments [member] | Development and EPC [member]
Revenues
Revenue from external customers	17,023	30,948	56,078
Intersegment revenue
Total Revenue	17,023	30,948	56,078
Cost of goods sold	(9,837)	(23,633)	(46,224)
Gross profit (loss)	7,186	7,315	9,854
Operating expenses	(4,236)	(671)	(1,122)
Income (loss) from operating activities	2,950	6,644	8,732
Interest income
Interest expense
Fair value change of derivatives
Fair value change of warrant liabilities
Fair value change of CVR liabilities
Fair value change of other liabilities due to non-controlling interests holders
Other income (expense)
Fair value change of warrant liabilities
Loss on investments
Other income (expense)
Operating segments [member] | IPP Production [member]
Revenues
Revenue from external customers	9,811	9,297	578
Intersegment revenue	3,483	17,585
Total Revenue	13,294	26,882	578
Cost of goods sold	(11,530)	(24,808)	(330)
Gross profit (loss)	1,764	2,074	248
Operating expenses	(7,571)	(32,751)	(4,197)
Income (loss) from operating activities	(5,807)	(30,667)	(3,949)
Interest income	212	347
Interest expense	(3,677)	(3,263)	(285)
Fair value change of derivatives	(70)	(1,340)	(137)
Fair value change of warrant liabilities
Fair value change of CVR liabilities
Fair value change of other liabilities due to non-controlling interests holders	(38)
Other income (expense)	(28)
Fair value change of warrant liabilities
Loss on investments
Other income (expense)		467	(106)
Operating segments [member] | Corporate and other activities [member]
Revenues
Revenue from external customers	576	1,286	1,721
Intersegment revenue
Total Revenue	576	1,286	1,721
Cost of goods sold	(10)	(164)	(144)
Gross profit (loss)	566	1,122	1,577
Operating expenses	(20,347)	(16,165)	(10,778)
Income (loss) from operating activities	(19,781)	(15,043)	(9,201)
Interest income	141	260	321
Interest expense	(85)
Fair value change of derivatives
Fair value change of warrant liabilities	1,111
Fair value change of CVR liabilities	713	7,195
Other income (expense)	(786)
Fair value change of warrant liabilities		3,575
Loss on investments		(3,385)	(1,125)
Other income (expense)		(116)	5,119
Elimination of intersegment amounts [member] | Development and EPC [member]
Revenues
Revenue from external customers
Intersegment revenue	(3,483)	(17,585)
Total Revenue	(3,483)	(17,585)
Cost of goods sold	3,483	17,585
Gross profit (loss)
Operating expenses
Income (loss) from operating activities
Interest income
Interest expense
Fair value change of derivatives
Fair value change of warrant liabilities
Fair value change of CVR liabilities
Fair value change of other liabilities due to non-controlling interests holders
Other income (expense)
Fair value change of warrant liabilities
Loss on investments
Other income (expense)